Consolidated statements of comprehensive loss € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 $ / shares
Profit or loss [abstract]
Research and development expenses	€ (25,028)		€ (14,415)		€ (5,278)
General and administrative expenses	(12,787)		(5,138)		(1,844)
Loss before interest and income taxes	(37,815)		(19,553)		(7,122)
Other income	304		116		238
Other expenses	(5)		(8)		(7)
Operating Result	(37,516)		(19,445)		(6,891)
Finance income	10,433		130		1
Finance costs	(2,731)		(4,923)		(2,049)
Net financial Result	7,702		(4,793)		(2,048)
Loss for the period	€ (29,815)		€ (24,238)		€ (8,939)
Share information
Weighted average number of shares outstanding | shares	25,095		9,411		2,363
Loss per share in euro, basic | $ / shares		$ (1.19)		$ (2.60)		$ (3.80)
Loss per share in euro, diluted | $ / shares		$ (1.19)		$ (2.60)		$ (3.80)
Loss for the period	€ (29,815)		€ (24,238)		€ (8,939)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	51		0		1
Total comprehensive loss	€ (29,764)		€ (24,238)		€ (8,939)